Prepaid Expenses and Other Current Assets (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended		1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2011 MDCL	Dec. 31, 2012 MDCL	Apr. 30, 2011 MDCL
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Equity interest acquired in MDCL					19.90%
Return of capital from equity method investment			$ 2,409
Equity interest collected from MDCL	$ 2,413	$ 270		$ 2,409